Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue (notes 2 and 6)	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Operating costs and expenses:
Cost of sales (notes 1(u) and 2)	6,496,841	6,414,721	7,419,582
Selling, general and administrative (note 1(u))	1,382,660	1,337,324	1,838,819
Research and development	487,591	463,354	563,197
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598
Operating income	569,775	363,775	189,643
Other income (expenses):
Interest income	23,577	18,232	41,235
Interest expense	(8,474)	(12,552)	(22,543)
Other, net (notes 1(p), 6, 7 and 17)	45,670	(33,257)	(46,601)
Nonoperating Income (Expense), Total	60,773	(27,577)	(27,909)
Income before income taxes and equity in income of affiliates	630,548	336,198	161,734
Income tax expense (note 11):
Current	76,647	90,263	68,062
Deferred	130,180	56,606	41,773
Income taxes - Total	206,827	146,869	109,835
Income before equity in income of affiliates	423,721	189,329	51,899
Equity in income of affiliates (note 6)	139,756	93,282	99,034
Net income	563,477	282,611	150,933
Less: Net income attributable to noncontrolling interests	29,389	14,211	13,928
Net income attributable to Honda Motor Co., Ltd.	¥ 534,088	¥ 268,400	¥ 137,005
Basic net income attributable to Honda Motor Co., Ltd. per common share (note 1(o))	¥ 295.67	¥ 147.91	¥ 75.50